SHARE-BASED PAYMENTS - Stock Options - Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	1,163,103	1,084,215	1,136,091
Granted	2,712,000	91,688	168,525
Forfeited		(12,800)	(220,401)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	3,875,103	1,163,103	1,084,215
Exercisable at December 31, 2020	3,084,831	880,955
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 2.34	$ 2.50	$ 2.34
Granted	4.15	0.94	3.28
Forfeited		3.28
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	3.62	2.34	$ 2.50
Exercisable at December 31, 2020	$ 3.61	2.34
Weighted average grant date fair value of options granted during period		$ 0.500
Weighted average duration (years) to expiration of outstanding options at December 31, 2020	8 years 3 months 7 days	6 years 7 days
Assumptions utilized for option grants
Expected Dividend Yield		0.00%	0.00%
Expected Volatility		58.00%	58.00%
Expected Life (years)		6 years 3 months	6 years 3 months
Weighted Average fair value of stock options granted		$ 0.50	$ 0.26
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Number of shares authorized by the Plan		1,196,356	1,196,356
Term (in years)		10 years
Shares available for grant under the Plan		33,253	112,140
Vesting period (in years)		4 years
Exercisable at December 31, 2020	3,084,831	880,955
Exercisable at December 31, 2020	$ 3.61	$ 2.34
Weighted average duration (years) to expiration of outstanding options at June 30, 2021	8 years 3 months 7 days	6 years 7 days